Note 9 - Right of Use Asset and Lease Liability	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of leases [text block]
9.	RIGHT OF USE ASSET AND LEASE LIABILITY

On
January 1, 2019,
the Company adopted IFRS,
16
Leases. Upon adoption of IFRS
16,
the Company recognized a lease liability and right of use asset relating to new leases entered into on
February 15, 2019
related to DenseLight, and
November 1, 2019
related to PTS. The lease liability was measured at the present value of the remaining lease payments, discounted using the Company's incremental borrowing rate of
12%.

Right of use asset	Building
Cost
Balance, January 1, 2019	$-
Additions	1,127,534
Disposal (1)	(892,300)
Effect of changes in foreign exchange rates	2,966
Balance, December 31, 2019	238,200

Accumulated Amortization
Balance, January 1, 2019	-
Amortization	15,683
Balance, December 31, 2019	15,683
Carrying Amounts
At December 31, 2019	$222,517

Lease liability
Balance, January 1, 2019	$-
Additions	1,127,534
Interest expense	4,705
Interest included in discontinued operations	74,494
Lease payments	(19,162)
Lease payments included in discontinued operations	(258,460)
Disposal (1)	(695,733)
Effect of changes in foreign exchange rates	(9,620)
Balance, December 31, 2019	$223,758

(1)	The Company disposed of $892,000 of right of use asset and $695,733 of lease liability on November 8, 2019 with the sale of DenseLight (Note 23 ).